Operating Lease	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Operating Lease [Abstract]
Operating Lease

Note 5 – Operating Lease

Lease expense for operating leases is recognized on a straight-line basis over the term of the lease. Right of Use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. The Company includes lease extension and termination options in the lease term when it is reasonably certain, based on consideration of relevant economic factors, that such options will be exercised.

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Goleta, California. The lease agreement includes extending the lease for two additional sixty-month periods. As of July 1, 2023, the Company determined that one of the two extension options was reasonably certain of exercise. Accordingly, the Company remeasured the ROU asset and lease liability to reflect the updated lease term.

On September 21, 2025, the Company commenced a 5-year operating lease for an office in Goleta, California with total lease payments of $303 thousand. The Company recorded the net present value of $274 thousand for both the ROU asset and lease liability on September 5, 2025.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of September 30, 2025 ($ in thousands):

Years ending June 30,
2026	$174
2027	237
2028	243
2029	248
2030	253
Thereafter	162
Total	1,317
Less imputed interest	(136)
Total lease liability - operating	1,181
Less: lease liability - operating, current portion	189
Lease liability - operating, long-term portion	$992

The weighted average remaining lease term and the discount rate for the lease at September 30, 2025 are 5.4 years and 3.97%, respectively. The total lease expenses were $48 thousand and $41 thousand for the three months ended September 30, 2025 and 2024, respectively. The variable costs for common area operating expenses and electricity were $101 thousand and $84 thousand for the three months ended September 30, 2025 and 2024, respectively.

Note 6 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $782 thousand. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The lease agreement waived the first three months of rent with payments commencing July 1, 2021. At the commencement of the lease, the net present value of the lease payments was $768 thousand. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. On July 1, 2023, one of the two options to extend was considered reasonably certain of exercise, and the Company remeasured the ROU asset and lease liability. The Company recorded the net present value of $1.2 million for both the ROU asset and lease liability on July 1, 2023.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2025 ($ in thousands):

For the years ending June 30,
2026	$173
2027	178
2028	182
2029	187
2030	191
Thereafter	146
Total	1,058
Less imputed interest	(117)
Total lease liability - operating	941
Less: lease liability - operating, current portion	138
Lease liability - operating, long-term portion	$803

The lease term and the discount rate for the lease at June 30, 2025 are 5.8 years and 4.00%, respectively. The total lease expenses were $168 thousand and $167 thousand for the years ended June 30, 2025 and 2024, respectively. The variable costs for common area operating expenses and electricity were $231 thousand and $240 thousand for the years ended June 30, 2025 and 2024, respectively.